Investments - Valuation changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Total	$ 53,617	$ 38,723
Equity securities
Investments
Total	39,830	29,558
Limited partnership interests
Investments
Total	$ 13,787	$ 9,165